Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 135.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 9.0%
3981 MEIER
TBD% due 09/11/2058 «µ	$3,479	$3,479
TBD% - 5.710% due 09/11/2028 «µ	6,160	6,160
5625 Case TBD% - 5.760% due 03/01/2043 «µ	11,626	11,625
8911 Ramsgate TBD% - 5.790% due 04/01/2028 «µ	12,243	12,243
Anchor Senior Living 6.020% due 10/01/2042 «(f)	13,218	14,281
Bonnie Brae
7.095% due 06/01/2059 «	3,700	3,802
7.095% due 06/02/2059 «	12,800	13,138
City of Woodland 4.400% due 09/01/2034 «(f)	14,716	14,387
Fairbanks Square Affordable Housing 6.070% due 10/01/2030 «	5,957	6,157
Fairhaven Glen
TBD% due 11/01/2027 «µ	10,105	10,105
TBD% due 12/12/2041 «µ	890	890
TBD% - 6.182% due 01/01/2067 «µ	12,259	12,488
Falcon PK
TBD% due 11/01/2026 «µ	2,800	2,800
TBD% - 6.182% due 10/26/2063 «~	13,900	14,587
Gladieux Metals Recycling LLC 14.107% (TSFR3M + 10.000%) due 10/19/2025 «~(f)	11,632	5,727
Laurel Wood Apartments TBD% - 6.500% due 01/01/2043 «µ	15,225	15,272

Total Loan Participations and Assignments (Cost $146,986)		147,141

CORPORATE BONDS & NOTES 1.1%
BANKING & FINANCE 0.5%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	10,000	7,530
Credit Suisse AG AT1 Claim	3,000	390
VM Fund I LLC 8.625% due 02/28/2031 «	1,154	1,175

		9,095

INDUSTRIALS 0.6%
Sutter Health 5.537% due 08/15/2035	3,500	3,675
Toll Road Investors Partnership II LP 0.000% due 02/15/2043 (d)	6,596	2,301
Wild Rivers Water Park 8.500% due 11/01/2051	5,300	3,296

		9,272

Total Corporate Bonds & Notes (Cost $21,864)		18,367

MUNICIPAL BONDS & NOTES 116.3%
ALABAMA 4.4%
Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025
4.625% due 06/01/2055	1,700	1,705
5.000% due 06/01/2055	6,300	6,449
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	3,520	3,640
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.250% due 12/01/2053	2,950	3,214
5.500% due 06/01/2049	3,840	4,117
5.500% due 10/01/2054	5,400	5,974
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024 5.000% due 10/01/2055	4,700	5,084
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025 5.000% due 12/01/2055	9,900	10,678
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	1,900	2,130

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024 5.000% due 06/01/2054	7,365	7,093
Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2016
5.000% due 03/01/2028 ^(c)	4,350	1,305
5.000% due 03/01/2030 ^(c)	4,305	1,292
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	3,000	3,210
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	8,600	9,072
5.000% due 10/01/2055	750	819
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025 5.000% due 01/01/2056	6,300	6,656

		72,438

ALASKA 0.3%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	5,450	5,601

ARIZONA 1.6%
Arizona Industrial Development Authority Revenue Bonds, Series 2021 6.000% due 07/01/2051 ^(c)	1,500	46
Arizona Industrial Development Authority Revenue Bonds, Series 2025
2.000% due 01/01/2059 (e)	1,451	255
5.000% due 01/01/2059 (e)	2,484	1,355
5.125% due 01/01/2059	10,228	8,686
Arizona Industrial Development Authority Revenue Notes, Series 2021 5.500% due 07/01/2031 ^(c)	325	10
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019 4.000% due 06/01/2049	8,800	8,987
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2049 ^(c)	1,500	1,200
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 01/01/2041	2,180	2,036
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2016 3.500% due 07/01/2026	260	258
Salt Verde Financial Corp. Arizona Revenue Bonds, Series 2007 5.000% due 12/01/2037	3,000	3,223

		26,056

ARKANSAS 0.7%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	10,000	9,594
Arkansas Development Finance Authority Revenue Bonds, Series 2020 4.750% due 09/01/2049	1,300	1,257

		10,851

CALIFORNIA 8.9%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.400% due 10/01/2050 (e)	2,000	1,150
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.375% due 07/01/2049	5,250	4,944
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	3,905	4,005
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.500% due 10/01/2054	2,485	2,722
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 05/01/2054	5,000	5,407
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 02/01/2056	7,010	3,448
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	2,500	1,926
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (d)	5,200	970
California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2050	1,000	1,115
5.250% due 10/01/2050	4,000	4,505
California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024 5.970% due 11/01/2053	5,300	5,358
California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	12,300	12,554
7.000% due 03/01/2053	3,250	3,177
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 0.000% due 01/01/2061 (d)	2,880	244
California Municipal Finance Authority Revenue Bonds, Series 2018 5.000% due 12/31/2043	1,000	1,002
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,000	868
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 11/01/2036	3,655	3,436
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	7,000	7,188

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

California Municipal Finance Authority Revenue Notes, Series 2021 3.637% due 07/01/2030	1,440	1,306
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,500	1,461
California Pollution Control Financing Authority Revenue Bonds, Series 2019 7.500% due 12/01/2039 ^(c)	2,451	0
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	2,710	2,710
CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	2,755	2,482
CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	5,445	4,723
4.000% due 12/01/2045	3,500	2,727
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.400% due 10/01/2046	790	615
4.000% due 02/01/2057	5,500	4,044
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.300% due 07/01/2059	5,000	3,935
4.750% due 09/01/2062 (e)	11,000	7,042
5.000% due 09/01/2037	2,325	2,341
Firebaugh, California Revenue Notes, Series 2019 2.050% due 08/01/2029	850	789
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (d)	69,295	7,380
3.714% due 06/01/2041	2,970	2,333
3.850% due 06/01/2050	5,290	4,823
4.214% due 06/01/2050	1,100	816
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	1,900	1,876
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	2,000	1,781
Inland Empire Tobacco Securitization Corp. California Revenue Bonds, Series 2019 3.678% due 06/01/2038	2,330	2,245
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 0.000% due 09/01/2050 (d)	1,250	376
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2046 (d)	4,000	1,453
River Islands Public Financing Authority, California Special Tax Bonds, Series 2022 5.750% due 09/01/2052	3,000	3,114
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2046	1,200	1,064
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 5.000% due 07/01/2034	6,385	6,878
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016 5.000% due 05/01/2041	7,500	7,515
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (d)	28,500	4,388
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (d)	1,000	203
5.000% due 06/01/2048	1,150	1,089

		145,528

COLORADO 4.0%
Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021 5.750% due 12/01/2051	4,000	3,782
Bradley Heights Metropolitan District No 2, Colorado General Obligation Bonds, Series 2021 4.750% due 12/01/2051	6,250	4,862
Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2017 5.000% due 12/01/2037	4,500	4,502
Clear Creek Transit Metropolitan District No 2, Colorado General Obligation Bonds, Series 2021
5.000% due 12/01/2050	700	511
7.900% due 12/15/2050	1,125	1,108
Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2041	1,000	1,080
5.000% due 12/01/2042	1,000	1,068
5.000% due 12/01/2043	1,000	1,059
5.000% due 12/01/2044	1,000	1,051
Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048	4,055	3,703
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,000	855
Colorado Health Facilities Authority Revenue Bonds, Series 2022 5.500% due 11/01/2047	4,000	4,159
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 5.250% due 12/01/2051 (e)	6,375	5,178
Colorado State Certificates of Participation Bonds, Series 2017 4.000% due 03/15/2042	3,000	2,894
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	9,250	9,398
Dominion Water & Sanitation District, Colorado Revenue Notes, Series 2022
5.000% due 12/01/2027	1,659	1,669
5.250% due 12/01/2032	3,170	3,258
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	2,500	2,519

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	2,500	2,400
Reunion Metropolitan District, Colorado Revenue Bonds, Series 2021 3.625% due 12/01/2044	5,132	3,700
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	2,915	2,734
Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	1,000	772
Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021 5.000% due 12/01/2051	500	382
Vail Home Partners Corp. Colorado Revenue Bonds, Series 2025 5.875% due 10/01/2055	2,500	2,527
Village Metropolitan District, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2040	1,000	1,011

		66,182

CONNECTICUT 1.5%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2010 3.150% due 07/01/2049	25,000	25,000

DELAWARE 1.9%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.956% due 04/01/2039	4,655	4,740
4.037% due 04/01/2039	21,460	20,056
7.120% due 04/01/2039	3,785	3,549
7.570% due 04/01/2039	865	846
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	2,500	2,500

		31,691

DISTRICT OF COLUMBIA 1.4%
District of Columbia Income Tax Revenue Bonds, Series 2025 5.000% due 06/01/2042	4,750	5,120
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2018 5.000% due 10/01/2038	3,200	3,271
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024 5.250% due 10/01/2046	2,000	2,081
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2025
5.250% due 07/15/2050	7,500	7,954
5.250% due 07/15/2055	3,655	3,857

		22,283

FLORIDA 5.1%
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.375% due 05/01/2043	3,440	3,480
Capital Projects Finance Authority, Florida Revenue Bonds, Series 2020
5.000% due 10/01/2031	1,500	1,602
5.000% due 10/01/2032	1,350	1,432
Capital Projects Finance Authority, Florida Revenue Notes, Series 2020 5.000% due 10/01/2030	1,600	1,719
Capital Trust Agency Inc, Florida Revenue Bonds, Series 2021 5.000% due 01/01/2056	1,500	1,255
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(c)	500	115
5.000% due 07/01/2043 ^(c)	250	6
5.250% due 07/01/2048 ^(c)	250	6
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 0.000% due 01/01/2035 (d)	2,390	1,394
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2021 0.000% due 01/01/2061 (d)	5,470	441
Capital Trust Authority, Florida Revenue Bonds, Series 2023 6.375% due 06/15/2058	3,580	3,645
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021
4.000% due 10/01/2041	500	454
4.000% due 10/01/2051	2,500	2,047
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2025 6.125% due 10/01/2055	2,100	2,167
Crosswinds East Community Development District, Florida Special Assessment Bonds, Series 2024 5.500% due 05/01/2044	1,000	1,009
Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 07/01/2044	7,000	6,891
5.250% due 07/01/2053	3,250	3,179
Florida Higher Educational Facilities Financing Authority Revenue Bonds, Series 2025
6.000% due 07/01/2045	4,900	4,870
6.250% due 07/01/2055	1,000	994
Florida Local Government Finance Commission Revenue Bonds, Series 2025
6.625% due 11/15/2045	1,500	1,561
6.750% due 11/15/2055	1,000	1,031
Gas Worx Community Development District, Florida Special Assessment Bonds, Series 2025 5.750% due 05/01/2045	1,000	1,015
Gas Worx Community Development District, Florida Special Assessment Notes, Series 2025 4.625% due 05/01/2030	345	354

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2040	5,000	5,001
Hamilton Bluff Community Development District, Florida Special Assessment Bonds, Series 2024 5.800% due 05/01/2054	1,000	996
Lakes of Sarasota Community Development District, Florida Revenue Bonds, Series 2018 5.000% due 07/01/2041	5,000	5,073
Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2025 5.800% due 05/01/2045	2,565	2,620
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024 5.000% due 10/01/2035	7,000	7,745
Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2024 5.000% due 04/01/2046	6,635	6,863
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	2,000	1,929
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	1,230	1,231
Newfield Community Development District, Florida Special Assessment Bonds, Series 2025 5.625% due 05/01/2045	1,800	1,822
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2024 5.000% due 08/01/2054	1,090	1,038
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2035 (d)	1,250	808
Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020 5.875% due 01/01/2033 ^(c)	2,025	1,114
Reflection Bay Community Development District, Florida Special Assessment Bonds, Series 2025 5.625% due 05/01/2045	745	752
Reflection Bay Community Development District, Florida Special Assessment Notes, Series 2025 4.500% due 05/01/2030	330	336
Rivers Edge III Community Development District, Florida Special Assessment Bonds, Series 2025 5.750% due 05/01/2045	350	358
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 12/15/2036	1,000	920
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2037 (d)	800	480
0.000% due 09/01/2040 (d)	1,000	500
0.000% due 09/01/2041 (d)	1,000	468
Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2042	2,450	2,367
Village Community Development District No. 15, Florida Special Assessment Notes, Series 2023 4.250% due 05/01/2028	385	390

		83,478

GEORGIA 4.2%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040 ^(c)	400	228
Atlanta Development Authority, Georgia Revenue Bonds, Series 2024 6.500% due 12/15/2048 (e)	5,200	4,568
Atlanta Development Authority, Georgia Tax Allocation Notes, Series 2024 5.000% due 04/01/2034	700	710
Atlanta, Georgia Airport Passenger Facility Charge Revenue Bonds, Series 2019 4.000% due 07/01/2036	3,000	3,008
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	2,800	2,545
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	5,000	4,503
Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023 5.125% due 04/01/2053	4,360	4,460
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2021 4.000% due 04/01/2056	2,000	1,505
Housing Authority of Douglas County, Georgia Revenue Bonds, (FNMA Insured), Series 2025 5.100% due 02/01/2044	1,550	1,604
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	6,350	6,516
5.000% due 12/01/2052	15,500	16,427
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024 5.000% due 05/01/2054	2,000	2,166
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025 5.000% due 12/01/2055	2,300	2,499
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2049	8,575	8,564
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	8,000	7,632
Municipal Electric Authority of Georgia Revenue Bonds, Series 2024 5.000% due 01/01/2040	1,250	1,324

		68,259

GUAM 0.1%
Guam Department of Education Certificates of Participation Notes, Series 2020 4.250% due 02/01/2030	1,500	1,512

IDAHO 0.2%
Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.600% due 01/01/2049	2,335	2,300

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	1,720	1,614

		3,914

ILLINOIS 7.7%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2017 5.000% due 12/01/2036	5,900	5,854
Chicago Board of Education, Illinois General Obligation Bonds, Series 2025 5.750% due 12/01/2050	9,800	9,642
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2047	2,085	2,077
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 07/01/2038	2,850	2,885
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.250% due 01/01/2056	1,000	1,026
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2037	2,000	2,179
5.000% due 01/01/2039	1,200	1,282
5.000% due 01/01/2048	2,010	2,075
5.500% due 01/01/2044	2,625	2,815
Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2024 5.000% due 12/01/2049	3,750	3,830
Chicago Transit Authority, Illinois Revenue Bonds, Series 2020 4.000% due 12/01/2050	2,250	2,001
Chicago, Illinois Certificates of Participation Bonds, Series 2016 5.000% due 03/15/2034	1,484	1,485
Chicago, Illinois General Obligation Bonds, Series 2019 5.500% due 01/01/2035	1,840	1,910
Chicago, Illinois General Obligation Bonds, Series 2023 5.500% due 01/01/2039	2,300	2,356
Cook County, Illinois School District No 28 General Obligation Bonds, Series 2025 5.250% due 12/01/2047	1,730	1,811
Du Page & Will Counties Community School District No 204 Indian Prairie, Illinois General Obligation Bonds, Series 2025 5.000% due 01/15/2040	3,000	3,253
Gilberts Special Service Area No 25, Illinois Special Tax Bonds, Series 2018 6.000% due 03/01/2048	4,913	4,772
Illinois Finance Authority Revenue Bonds, Series 2017
4.800% due 12/01/2043	2,000	2,054
5.125% due 02/15/2045 ^(c)	223	2
5.250% due 05/15/2054	1,000	741
5.500% due 05/15/2054	3,100	2,391
Illinois Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2043	4,600	4,640
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035 ^(c)	2,100	1,454
Illinois Finance Authority Revenue Bonds, Series 2020
3.510% due 05/15/2041	2,070	1,674
4.000% due 08/15/2039	5,370	5,126
4.000% due 08/15/2040	3,500	3,302
Illinois Finance Authority Revenue Bonds, Series 2025 5.000% due 08/15/2044	8,500	9,278
Illinois Finance Authority Revenue Notes, Series 2024 5.000% due 11/15/2034	1,500	1,656
Illinois Sales Tax State Revenue Bonds, Series 2025 5.000% due 06/15/2038	5,000	5,492
Illinois Sales Tax State Revenue Notes, Series 2021 5.000% due 06/15/2031	2,000	2,222
Illinois State General Obligation Bonds, Series 2016 4.000% due 06/01/2037	1,400	1,374
Illinois State General Obligation Bonds, Series 2020 4.000% due 10/01/2034	3,400	3,441
Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2035	8,150	9,066
5.000% due 05/01/2040	6,000	6,358
5.250% due 05/01/2045	6,000	6,253
Illinois State General Obligation Bonds, Series 2025 5.000% due 09/01/2042	5,500	5,730
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002 0.000% due 12/15/2037 (d)	2,000	1,196
Sales Tax Securitization Corp. Illinois Revenue Notes, Series 2020 5.000% due 01/01/2029	1,500	1,605

		126,308

INDIANA 2.2%
Indiana Finance Authority Revenue Bonds, (AGC Insured), Series 2025 5.928% due 07/01/2053	3,655	3,650
Indiana Finance Authority Revenue Bonds, Series 2012 4.250% due 11/01/2030	4,250	4,356
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039 ^(c)	10,490	525
Indiana Finance Authority Revenue Bonds, Series 2024 5.000% due 07/01/2059	1,250	1,229
Indiana Finance Authority Revenue Notes, Series 2021 1.400% due 08/01/2029	2,000	1,831

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

Indiana Housing & Community Development Authority Revenue Bonds, Series 2016 6.250% due 07/01/2056	2,965	2,824
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023 6.125% due 03/01/2057	3,335	3,482
Indianapolis, Indiana Revenue Bonds, Series 2016 6.250% due 07/01/2056	2,965	2,834
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	1,150	1,170
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	1,000	1,018
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	12,500	13,337

		36,256

IOWA 0.6%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2012 4.750% due 08/01/2042	1,850	1,832
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	1,200	1,304
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	5,640	4,893
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 0.000% due 06/01/2065 (d)	14,460	2,136

		10,165

KANSAS 0.2%
Colby, Kansas Revenue Notes, Series 2024 5.500% due 07/01/2026	3,300	3,305

KENTUCKY 0.8%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016 6.000% due 11/15/2036	685	551
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021 5.000% due 07/01/2050	4,000	3,274
Kentucky Economic Development Finance Authority Revenue Notes, Series 2021 4.250% due 07/01/2031	1,380	1,340
Kentucky Public Energy Authority Revenue Bonds, Series 2022 3.987% (SOFRRATE) due 08/01/2052 ~	3,900	3,908
Kentucky Public Energy Authority Revenue Bonds, Series 2024 5.000% due 01/01/2055	1,750	1,897
Kentucky Public Energy Authority Revenue Bonds, Series 2025 5.250% due 06/01/2055	1,500	1,609
Kentucky State Property & Building Commission Revenue Bonds, Series 2019 4.000% due 11/01/2034	1,250	1,267

		13,846

LOUISIANA 0.7%
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024
5.000% due 01/01/2037	4,450	4,779
5.000% due 01/01/2038	4,000	4,257
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 10/01/2040	2,200	2,390

		11,426

MARYLAND 0.4%
Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020 4.000% due 09/01/2050	2,500	2,078
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
3.762% due 01/01/2043	2,000	1,493
4.000% due 06/01/2036	200	195
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025 5.000% due 07/01/2045	2,100	2,301

		6,067

MASSACHUSETTS 0.9%
Commonwealth of Massachusetts General Obligation Bonds, Series 2017 4.000% due 02/01/2041	2,000	1,948
Massachusetts Development Finance Agency Revenue Bonds, (AGM Insured), Series 2025 5.000% due 07/01/2050	4,700	4,784
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2048	6,000	6,051
Massachusetts Development Finance Agency Revenue Bonds, Series 2025 6.000% due 07/01/2050	2,000	2,137

		14,920

MICHIGAN 2.9%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	10,133	7,983

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

Detroit, Michigan General Obligation Bonds, Series 2023 6.000% due 05/01/2039	1,400	1,573
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.650% (TSFR3M) due 07/01/2032 ~	2,930	2,907
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2046	9,565	9,608
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (d)	5,000	1,375
0.000% due 06/01/2065 (d)	30,650	3,030
5.000% due 06/01/2040	4,895	4,966
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 05/01/2046	1,100	825
Michigan State Hospital Finance Authority Revenue Bonds, Series 2025 5.000% due 08/15/2055	7,000	7,783
Michigan State Housing Development Authority Revenue Bonds, Series 2024 6.250% due 06/01/2055	1,800	1,986
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (d)	38,000	5,059

		47,095

MINNESOTA 0.6%
Duluth Economic Development Authority, Minnesota Revenue Bonds, Series 2018 5.000% due 02/15/2048	1,515	1,525
Minneapolis, Minnesota Revenue Bonds, Series 2018 5.000% due 11/15/2049	2,000	2,004
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2034	1,000	1,087
5.000% due 01/01/2036	1,900	2,036
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 01/01/2055	1,675	1,882
St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	1,500	1,517

		10,051

MISSOURI 0.2%
Cape Girardeau County, Missouri Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 03/01/2046	1,400	1,307
Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.250% due 05/01/2056	1,400	1,574

		2,881

MULTI-STATE 2.8%
FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2025 4.497% due 06/25/2042	2,100	2,127
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2022 3.125% due 09/25/2036	1,902	1,771
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	10,216	10,250
4.140% due 01/25/2040	7,821	7,686
4.553% due 08/25/2040	10,471	10,652
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.615% due 08/25/2041 ~(f)	6,861	6,986
4.685% due 10/25/2040	6,237	6,407

		45,879

NEVADA 0.3%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	2,235	2,186
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (d)	22,500	3,539

		5,725

NEW HAMPSHIRE 3.1%
New Hampshire Business Finance Authority Affordable Housing Bonds, (HUD Insured), Series 2024 4.150% due 10/20/2040	10,100	9,868
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.837% due 07/20/2036	8,385	8,349
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 0.596% due 08/20/2039 (a)	7,834	310
New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.168% due 01/20/2041 ~	8,762	8,448
4.216% due 11/20/2042	6,894	6,547
5.625% due 06/01/2039	1,600	1,609
New Hampshire Business Finance Authority Revenue Notes, Series 2022 4.000% due 12/01/2028	4,050	4,118
New Hampshire Business Finance Authority Revenue Notes, Series 2023 5.087% due 07/20/2027	5,207	5,309

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 07/01/2055	5,335	6,043

		50,601

NEW JERSEY 1.2%
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	755	757
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2040	1,000	970
New Jersey Economic Development Authority Revenue Bonds, Series 2022 5.000% due 11/01/2036	2,500	2,737
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	5,000	5,049
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025 6.500% due 04/01/2056	2,000	2,267
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (d)	2,000	1,589
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	2,500	2,443
Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021 8.500% due 06/01/2041	5,000	3,431

		19,243

NEW MEXICO 0.5%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	8,440	7,993

NEW YORK 11.3%
Albany City School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	4,000	4,032
Build NYC Resource Corp. New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	6,930	5,896
Build NYC Resource Corp. New York Revenue Notes, Series 2022 5.000% due 06/01/2032	200	207
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	1,800	1,832
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 3.450% due 06/15/2044	25,000	25,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021 4.000% due 08/01/2039	1,000	993
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2023 5.000% due 05/01/2053	4,900	5,042
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.250% due 05/01/2048	5,000	5,275
New York City,New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006 3.585% due 03/01/2026 ~	3,000	2,999
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2055 (d)	26,000	2,090
0.000% due 06/01/2060 (d)	90,000	3,638
New York Energy Finance Development Corp. Revenue Bonds, Series 2025 5.000% due 07/01/2056	4,700	5,026
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	17,000	17,000
5.375% due 11/15/2040	4,500	4,501
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 02/15/2047	9,625	9,017
New York State Dormitory Authority Revenue Bonds, Series 2024 5.000% due 03/15/2055	2,400	2,476
New York State Dormitory Authority Revenue Bonds, Series 2025
5.000% due 07/01/2036	1,000	1,112
5.000% due 07/01/2040	2,165	2,304
5.000% due 07/01/2042	3,040	3,166
New York State Thruway Authority Revenue Bonds, Series 2025
5.000% due 03/15/2042	3,500	3,771
5.000% due 03/15/2055	3,400	3,526
5.000% due 03/15/2059	2,780	2,874
New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2037	5,800	6,501
5.000% due 03/15/2053	1,000	1,033
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	5,000	5,005
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2025 5.500% due 06/30/2059	17,400	18,005
New York Transportation Development Corp. Revenue Bonds, (BAM Insured), Series 2024 5.500% due 06/30/2060	2,200	2,269
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2036	500	508
New York Transportation Development Corp. Revenue Bonds, Series 2020 5.250% due 08/01/2031	1,855	1,926
New York Transportation Development Corp. Revenue Bonds, Series 2023 6.000% due 04/01/2035	3,400	3,739
New York Transportation Development Corp. Revenue Bonds, Series 2024 5.500% due 06/30/2060	7,000	7,068

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

New York Transportation Development Corp. Revenue Bonds, Series 2025 6.000% due 06/30/2041	1,125	1,243
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2027	5,000	5,098
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	8,000	8,116
New York Transportation Development Corp. Revenue Notes, Series 2021 2.250% due 08/01/2026	670	664
Port Authority of New York & New Jersey Revenue Bonds, Series 1994 6.125% due 06/01/2094	2,000	2,003
Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (d)	62,170	5,404
Westchester County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2025 6.500% due 11/01/2055 (f)	1,000	1,125
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2025 7.500% due 11/01/2055 (f)	3,000	3,211
Yonkers Economic Development Corp. New York Revenue Bonds, Series 2019 5.000% due 10/15/2054	930	846

		185,541

NORTH CAROLINA 0.9%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 3.650% due 01/15/2042	8,600	8,600
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	1,780	1,994
6.250% due 07/01/2055	3,290	3,638

		14,232

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021
6.625% due 12/15/2031 ^(c)	1,500	0
7.000% due 12/15/2043 ^(c)	1,000	0

		0

OHIO 7.3%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2025 3.900% due 11/01/2050	25,000	25,000
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (d)	89,365	8,381
5.000% due 06/01/2055	27,500	23,506
Cleveland-Cuyahoga County, Ohio Port Authority Tax Allocation Bonds, Series 2021 4.000% due 12/01/2055	945	742
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025 5.500% due 01/01/2055	2,000	2,097
Cuyahoga County, Ohio Revenue Bonds, Series 2017 5.000% due 02/15/2057	2,705	2,461
Dayton-Montgomery County, Ohio Port Authority Revenue Bonds, Series 2025 6.625% due 01/01/2045	1,300	1,337
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019
5.000% due 12/01/2037	650	652
5.000% due 12/01/2039	1,425	1,424
5.000% due 12/01/2044	1,000	959
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	13,000	11,730
Kent State University, Ohio Revenue Bonds, Series 2022 5.000% due 05/01/2034	1,425	1,593
Montgomery County, Ohio Revenue Bonds, Series 2018 6.250% due 04/01/2049 ^(c)	2,528	32
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	1,000	953
Ohio Air Quality Development Authority Revenue Bonds, Series 2015 4.250% due 11/01/2040	2,000	2,045
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	13,350	12,234
Ohio Air Quality Development Authority Revenue Bonds, Series 2022 4.250% due 11/01/2039	5,045	5,151
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 03/01/2055	9,310	10,279
Ohio Housing Finance Agency Revenue Bonds, Series 2025
6.250% due 01/01/2045	2,600	2,631
6.375% due 01/01/2045	1,000	1,020
6.500% due 01/01/2045	1,100	1,114
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009 4.750% due 06/01/2033	2,585	2,695
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, Series 2025 6.500% due 01/01/2045	1,300	1,330

		119,366

OKLAHOMA 0.4%
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2036	1,230	1,181

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

Tulsa Municipal Airport Trust Trustees, Oklahoma Revenue Bonds, Series 2025 6.250% due 12/01/2040	5,500	6,121

		7,302

OREGON 0.1%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2018 5.000% due 05/15/2052	355	315
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2020 5.375% due 11/15/2055	750	723

		1,038

PENNSYLVANIA 5.7%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2024 7.000% due 06/30/2039	7,825	6,464
Berks County, Pennsylvania Municipal Authority Revenue Notes, Series 2024
6.000% due 06/30/2034	770	806
8.000% due 06/30/2034	1,539	1,520
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	1,725	1,871
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	2,085	2,048
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	7,000	6,218
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 3.990% (MUNIPSA) due 08/15/2038 ~(f)	2,800	2,763
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,000	1,849
Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020 6.125% due 10/01/2050	2,185	1,552
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.450% due 10/01/2034	5,000	5,157
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2024 5.000% due 11/01/2044	1,300	1,236
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2022 4.000% due 05/01/2039	1,375	1,320
Moon Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2015
5.750% due 07/01/2035	3,000	2,917
6.000% due 07/01/2045	5,000	4,759
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.750% due 12/31/2062	2,000	2,111
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 5.250% due 12/01/2038	2,000	2,014
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 12/31/2030	6,695	6,767
5.000% due 12/31/2038	1,150	1,154
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.250% due 06/30/2053	500	502
5.500% due 06/30/2040	5,000	5,234
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2023 5.000% due 07/01/2042	2,000	2,018
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025 5.450% due 01/01/2051	390	407
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2024
5.250% due 11/01/2039	5,000	5,490
5.250% due 11/01/2040	1,500	1,633
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	2,085	2,269
6.250% due 10/01/2054	1,100	1,208
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021 4.000% due 12/01/2051	5,750	5,147
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.750% due 12/01/2037 (e)	5,665	5,650
Pennsylvania Turnpike Commission Revenue Bonds, Series 2023 5.000% due 12/01/2053	8,475	8,730
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	2,500	2,579

		93,393

PUERTO RICO 8.7%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (d)	87,500	4,049
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	9,672	6,408
0.000% due 11/01/2051	46,197	31,241
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 5.625% due 07/01/2027	2,758	2,856
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	19,234	18,704
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010 5.250% due 07/01/2030 ^(c)	300	203
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012 5.000% due 07/01/2029 ^(c)	21,700	14,702

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (d)	63,970	21,845
0.000% due 07/01/2051 (d)	105,489	26,536
5.000% due 07/01/2058	8,130	7,858
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	3,000	2,874
4.550% due 07/01/2040	4,493	4,394

		141,670

RHODE ISLAND 0.8%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024 5.250% due 05/15/2054	3,650	3,687
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (d)	1,700	242
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	10,000	9,818

		13,747

SOUTH CAROLINA 0.6%
Charleston County, South Carolina Airport District Revenue Bonds, Series 2024 5.250% due 07/01/2049	3,500	3,617
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	3,100	3,385
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2021 6.500% due 06/01/2051 ^(c)	500	55
South Carolina Public Service Authority Revenue Bonds, Series 2025 5.000% due 12/01/2045	2,000	2,075

		9,132

TENNESSEE 1.8%
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
5.500% due 07/01/2037	1,420	1,063
5.625% due 01/01/2046	1,900	1,290
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, (HUD Insured), Series 2023 4.875% due 10/01/2038	4,955	5,087
Metropolitan Government of Nashville & Davidson County, Tennessee Industrial Development Board Special Assessment Bonds, Series 2021 0.000% due 06/01/2043 (d)	1,915	786
Tennergy Corp. Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	10,185	10,438
Tennergy Corp. Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	5,750	6,208
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	5,000	5,382

		30,254

TEXAS 9.0%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(c)	2,675	269
12.000% due 12/01/2045 ^(c)	9,000	1,066
Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2024 4.125% due 08/15/2054	1,600	1,446
Arlington Higher Education Finance Corp. Texas Revenue Bonds, Series 2025 5.750% due 06/15/2055	3,000	3,018
Athens Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2055	3,000	3,096
Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	1,750	1,763
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022 10.000% due 06/01/2042	2,812	647
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	2,162	497
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	2,250	2,186
6.500% due 07/01/2026	2,750	2,643
Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2041	3,850	4,057
Dallas Housing Finance Corp. Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	3,000	2,742
Denton County, Texas Special Assessment Bonds, Series 2025
5.625% due 12/31/2055	2,700	2,755
5.875% due 12/31/2045	1,000	1,020
Fort Worth, Texas Water & Sewer System Revenue Bonds, Series 2025 5.000% due 02/15/2048	1,310	1,366
Garland Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024 4.610% due 01/01/2043	1,097	1,104
Houston, Texas Airport System Revenue Bonds, Series 2015 5.000% due 07/15/2030	3,700	3,701
Houston, Texas Airport System Revenue Bonds, Series 2024
5.500% due 07/15/2035	5,000	5,495

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

5.500% due 07/15/2036	10,500	11,415
5.500% due 07/15/2037	2,500	2,701
5.500% due 07/15/2039	1,500	1,599
Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	2,550	2,572
Mission Economic Development Corp. Texas Revenue Bonds, Series 2024 4.000% due 06/01/2054	4,250	4,277
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2016
4.000% due 07/01/2031 ^(c)	2,510	1,958
4.000% due 07/01/2036 ^	2,065	1,864
5.000% due 07/01/2046 ^	12,245	10,157
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2017 5.000% due 07/01/2047 ^	1,500	1,065
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2019
4.000% due 12/01/2054	450	327
5.000% due 12/01/2054	250	217
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2025 5.250% due 08/15/2043	4,500	4,884
North Texas Tollway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	5,500	5,144
Pilot Point, Texas Special Assessment Notes, Series 2025
5.000% due 09/15/2030	600	616
5.250% due 09/15/2035	740	762
Port Beaumont Navigation District, Texas Revenue Notes, Series 2021 2.500% due 01/01/2030	1,000	936
San Antonio Water System, Texas Revenue Bonds, Series 2015 4.000% due 05/15/2045	10,000	9,379
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 2.900% due 11/15/2050	25,000	25,000
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025
5.000% due 11/15/2049	2,000	2,077
5.500% due 11/15/2052	1,700	1,831
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025 6.000% due 01/01/2056	5,000	5,605
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.331% (TSFR3M) due 12/15/2026 ~	3,000	3,001
Texas State University System Revenue Bonds, Series 2024 5.000% due 03/15/2043	3,750	3,959
Texas Water Development Board Revenue Bonds, Series 2022 5.000% due 10/15/2057	1,750	1,805
Texas Water Development Board Revenue Bonds, Series 2025 4.750% due 10/15/2055 (b)	5,000	5,038

		147,060

UTAH 1.1%
Downtown Revitalization Public Infrastructure District, Utah Revenue Notes, Series 2025 5.000% due 07/15/2035	4,925	4,956
Mida Cormont Public Infrastructure District, Utah General Obligation Bonds, Series 2025
6.250% due 06/01/2055	550	574
6.750% due 06/01/2055 (e)	1,350	1,123
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021 4.000% due 08/01/2050	1,845	1,544
Mida Mountain Village Public Infrastructure District, Utah Tax Allocation Bonds, Series 2024
5.750% due 06/15/2044	2,125	2,145
6.000% due 06/15/2054	4,000	4,067
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	3,080	3,477

		17,886

VIRGINIA 1.8%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	4,790	4,610
Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2021 4.000% due 01/01/2041	455	434
Virginia Beach Development Authority Revenue Bonds, Series 2023 7.000% due 09/01/2053	3,500	3,835
Virginia Small Business Financing Authority Revenue Bonds, Series 2017 5.000% due 12/31/2056	7,135	6,923
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (d)	29,035	806
5.000% due 07/01/2034	7,290	6,465
7.500% due 07/01/2052 ^(c)	4,170	2,502
Virginia Small Business Financing Authority Revenue Bonds, Series 2025
5.000% due 06/15/2042	2,150	2,240
5.000% due 06/15/2043	1,445	1,494

		29,309

WASHINGTON 1.4%
Washington Health Care Facilities Authority Revenue Notes, Series 2025 5.000% due 10/01/2035 (b)	5,200	5,841
Washington State General Obligation Bonds, Series 2024 5.000% due 07/01/2035	2,750	3,184

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

Washington State Housing Finance Commission Revenue Bonds, Series 2018 5.000% due 07/01/2038	1,075	892
Washington State Housing Finance Commission Revenue Bonds, Series 2024 4.220% due 03/01/2050	4,572	4,399
Washington State Housing Finance Commission Revenue Bonds, Series 2025
4.078% due 11/20/2041	7,594	7,172
7.000% due 07/01/2064	700	719

		22,207

WEST VIRGINIA 1.8%
Montgomery County, West Virginia Tax Allocation Bonds, Series 2023
5.750% due 06/01/2043	875	912
6.000% due 06/01/2053	1,315	1,372
Montgomery County, West Virginia Tax Allocation Notes, Series 2023 5.000% due 06/01/2033	395	412
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (d)	70,100	6,551
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	3,345	3,053
West Virginia Economic Development Authority Revenue Bonds, Series 2025
4.625% due 04/15/2055	5,000	5,057
5.450% due 01/01/2055	6,860	7,159
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 5.750% due 09/01/2043	4,000	4,268

		28,784

WISCONSIN 4.2%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	4,500	3,465
7.000% due 01/01/2050	1,000	1,038
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048 ^(c)	2,000	900
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054 ^(c)	1,500	928
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
5.000% due 01/01/2055	1,000	839
5.250% due 03/01/2045	1,500	1,382
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (d)	4,545	366
4.000% due 09/30/2051	985	807
4.000% due 03/31/2056	4,150	3,321
4.000% due 07/01/2056	2,250	1,648
4.500% due 06/01/2056	7,670	5,599
5.625% due 06/01/2050	1,610	1,610
6.500% due 06/01/2045	3,100	2,777
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 5.000% due 10/01/2052	2,000	2,032
Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2043	1,000	1,014
5.000% due 11/15/2044	1,000	1,009
5.750% due 12/31/2065	14,000	14,406
Public Finance Authority, Wisconsin Revenue Notes, Series 2023
0.000% due 09/01/2029 (d)	742	560
6.125% due 12/15/2029	9,170	9,296
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2033 (d)	2,755	2,079
0.000% due 12/15/2045 (d)	17,000	6,553
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 08/15/2046	4,000	3,648
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2024 5.875% due 07/01/2055	2,400	2,378
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2025 6.375% due 07/01/2045	1,030	1,068

		68,723

Total Municipal Bonds & Notes (Cost $1,917,478)		1,904,198

U.S. GOVERNMENT AGENCIES 4.7%
Federal Home Loan Mortgage Corp.
3.600% due 06/01/2043	3,279	2,978
3.700% due 09/01/2038	9,856	9,319
3.720% due 01/01/2041	4,427	4,122
3.790% due 07/01/2040	4,132	3,879
3.800% due 12/01/2038	8,777	8,372
3.850% due 02/01/2038 - 07/01/2039	10,039	9,535
4.000% due 01/01/2039	1,386	1,351
4.500% due 12/01/2040	4,568	4,573
4.600% due 03/01/2041	2,600	2,640
4.900% due 02/01/2040	2,962	3,107
5.210% due 08/01/2040	6,613	7,136
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
3.084% due 04/25/2043 ~	3,638	3,177
3.260% due 01/25/2039 ~	7,800	5,230

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

3.541% due 01/25/2043 ~	3,800	2,555
5.469% due 01/25/2042 ~	3,600	2,961
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate 4.955% due 07/15/2040 •	5,865	6,007

Total U.S. Government Agencies (Cost $74,954)		76,942

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Multifamily Tax-Exempt Mortgage-backed Securities 4.770% due 07/01/2043	6,000	6,212

Total Non-Agency Mortgage-Backed Securities (Cost $6,000)		6,212

	SHARES
MUTUAL FUNDS 2.9%
BlackRock MuniHoldings California Quality Fund, Inc.	420,229	4,559
BlackRock MuniHoldings Fund, Inc.	458,140	5,383
BlackRock MuniVest Fund, Inc.	324,716	2,228
BlackRock MuniYield Quality Fund III, Inc.	490,934	5,440
BlackRock New York Municipal Income Trust	40,759	412
Invesco Quality Municipal Income Trust	461,597	4,547
Nuveen AMT-Free Municipal Credit Income Fund	470,900	5,787
Nuveen California Quality Municipal Income Fund	401,979	4,623
Nuveen Municipal Credit Income Fund	462,380	5,807
Nuveen Quality Municipal Income Fund	300,646	3,515
Western Asset Managed Municipals Fund, Inc.	544,800	5,633

Total Mutual Funds (Cost $54,077)		47,934

PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
SVB Financial Trust 0.000% due 11/07/2032 (d)	122,000	15

Total Preferred Securities (Cost $2,752)		15

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS (g) 1.0%		15,600

MUNICIPAL BONDS & NOTES 0.2%
Honeoye Falls-Lima Central School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	$2,600	2,622

Total Municipal Bonds & Notes (Cost $2,617)		2,622

Total Short-Term Instruments (Cost $18,217)		18,222

Total Investments in Securities (Cost $2,242,328)		2,219,031

Total Investments 135.6% (Cost $2,242,328)		$2,219,031
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (33.6)%		(549,657)
Financial Derivative Instruments (h) 0.0%(Cost or Premiums, net $4,743)		153
Other Assets and Liabilities, net (2.0)%		(32,905)

Net Assets Applicable to Common Shareholders 100.0%		$1,636,622

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Security becomes interest bearing at a future date.
(f)	RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Anchor Senior Living				6.020%	10/01/2042	01/09/2025	$13,783	$14,281	0.87%
City of Woodland				4.400	09/01/2034	07/26/2023	14,146	14,387	0.88
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024				4.615	08/25/2041	03/19/2024	6,911	6,986	0.43
Gladieux Metals Recycling LLC				14.107	10/19/2025	08/20/2025 - 09/30/2025	6,278	4,673	0.29
Lehigh County, Pennsylvania Revenue Bonds, Series 2019				3.990	08/15/2038	09/14/2021	2,836	2,763	0.17
Westchester County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2025				6.500	11/01/2055	08/25/2025	1,000	1,125	0.07
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2025				7.500	11/01/2055	08/25/2025	3,000	3,211	0.20

							$47,954	$47,426	2.91%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.250%	09/30/2025	10/01/2025	$15,600	U.S. Treasury Inflation-Indexed Notes 2.125% due 04/15/2029		$(15,926)	$15,600	$15,602

Total Repurchase Agreements							$(15,926)	$15,600	$15,602

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(1,856) at a weighted average interest rate of 4.411%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note December Futures				12/2025	50	$(5,625)	$(25)	$1	$0

Total Futures Contracts							$(25)	$1	$0

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	09/17/2055	$49,600	$4,743	$(921)	$3,822	$152	$0

Total Swap Agreements	$4,743	$(921)	$3,822	$152	$0

Cash of $4,683 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$147,141	$147,141
Corporate Bonds & Notes
Banking & Finance	0	390	8,705	9,095
Industrials	0	9,272	0	9,272
Municipal Bonds & Notes
Alabama	0	72,438	0	72,438
Alaska	0	5,601	0	5,601
Arizona	0	26,056	0	26,056
Arkansas	0	10,851	0	10,851
California	0	145,528	0	145,528
Colorado	0	66,182	0	66,182
Connecticut	0	25,000	0	25,000
Delaware	0	31,691	0	31,691
District of Columbia	0	22,283	0	22,283
Florida	0	83,478	0	83,478
Georgia	0	68,259	0	68,259
Guam	0	1,512	0	1,512
Idaho	0	3,914	0	3,914
Illinois	0	126,308	0	126,308
Indiana	0	36,256	0	36,256
Iowa	0	10,165	0	10,165
Kansas	0	3,305	0	3,305
Kentucky	0	13,846	0	13,846
Louisiana	0	11,426	0	11,426
Maryland	0	6,067	0	6,067
Massachusetts	0	14,920	0	14,920
Michigan	0	47,095	0	47,095
Minnesota	0	10,051	0	10,051
Missouri	0	2,881	0	2,881
Multi-State	0	45,879	0	45,879
Nevada	0	5,725	0	5,725
New Hampshire	0	50,601	0	50,601
New Jersey	0	19,243	0	19,243
New Mexico	0	7,993	0	7,993
New York	0	185,541	0	185,541
North Carolina	0	14,232	0	14,232
Ohio	0	119,366	0	119,366
Oklahoma	0	7,302	0	7,302
Oregon	0	1,038	0	1,038
Pennsylvania	0	93,393	0	93,393
Puerto Rico	0	141,670	0	141,670
Rhode Island	0	13,747	0	13,747
South Carolina	0	9,132	0	9,132
Tennessee	0	30,254	0	30,254
Texas	0	147,060	0	147,060
Utah	0	17,886	0	17,886
Virginia	0	29,309	0	29,309
Washington	0	22,207	0	22,207
West Virginia	0	28,784	0	28,784
Wisconsin	0	68,723	0	68,723
U.S. Government Agencies	0	76,942	0	76,942
Non-Agency Mortgage-Backed Securities	0	6,212	0	6,212
Mutual Funds	47,934	0	0	47,934
Preferred Securities
Industrials	0	15	0	15
Short-Term Instruments
Repurchase Agreements	0	15,600	0	15,600
Municipal Bonds & Notes	0	2,622	0	2,622

Total Investments	$47,934	$2,015,251	$155,846	$2,219,031

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2025 (Unaudited)

FinancialDerivative Instruments - Assets
Exchange-traded or centrally cleared					$0	$153		$0	$153

Total Financial Derivative Instruments					$0	$153		$0	$153

Totals					$47,934	$2,015,404		$155,846	$2,219,184

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$60,069	$86,841	$(130)	$(9)	$(5)	$375	$0	$0	$147,141	$375
Corporate Bonds & Notes
Banking & Finance	11,435	0	(286)	2	5	(2,451)	0	0	8,705	(2,445)
U.S. Government Agencies	2,893	0	0	16	0	52	0	(2,961)	0	0

Totals	$74,397	$86,841	$(416)	$9	$0	$(2,024)	$0	$(2,961)	$155,846	$(2,070)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$96,911	Discounted Cash Flow			Discount Rate			4.910-8.090	6.005
		50,230	Recent Transaction			Purchase Price			100.000	—
Corporate Bonds & Notes
Banking & Finance		8,705	Discounted Cash Flow			Discount Rate			7.160 - 22.288	20.246

Total		$155,846

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Fund’s subsidiary was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and its subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the subsidiary.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
14751 SPV I LLC	06/29/2023	2.4%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (”ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments, and in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Notes to Financial Statements (Cont.)

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BPS	BNP Paribas S.A.

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	SOFR	Secured Overnight Financing Rate	TSFR3M	Term SOFR 3-Month

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FHLMC	Federal Home Loan Mortgage Corp.	HUD	U.S. Department of Housing and Urban Development
AGM	Assured Guaranty Municipal	FNMA	Federal National Mortgage Association	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	GNMA	Government National Mortgage Association	PSF	Public School Fund
FGIC	Financial Guaranty Insurance Co.

Other Abbreviations:
OIS	Overnight Index Swap	TBD	To-Be-Determined	TBD%	Interest rate to be determined when loan settles or at the time of funding
TBA	To-Be-Announced